Income Taxes (Details) $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Mar. 21, 2018 HKD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($) $ / shares
Income Taxes (Details) [Line Items]
Profits tax rates (in Dollars) | $	$ 2
Tax percentage	8.25%
Taxed percentage	16.50%
Accounting standards rate				25.00%
Taxable income (in Yuan Renminbi)		¥ 3		¥ 1
Decreased current income taxes (in Dollars) | $			$ 44,894		$ 247,387
Net income per share (in Dollars per share) | $ / shares			$ 0.003		$ 0.017
Minimum [Member]
Income Taxes (Details) [Line Items]
Taxable income (in Yuan Renminbi)				¥ 1
Preferential tax rate				5.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Taxable income (in Yuan Renminbi)				¥ 3
Preferential tax rate				10.00%